UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2005

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  April 13, 2005

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$3,368,554,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alleghany Corp.                COM              017175100    58619   211620 SH       SOLE                   179491             32129
Altera Corporation             COM              021441100   115710  5849849 SH       SOLE                  5218309            631540
Apache                         COM              037411105    61164   998920 SH       SOLE                   952120             46800
Baker Hughes Inc.              COM              057224107   134042  3012847 SH       SOLE                  2647547            365300
Berkley W R Corp.              COM              084423102     1696    34200 SH       SOLE                    34200
Blue Nile Inc                  COM              09578R103      658    23800 SH       SOLE                    23800
Burlington Resources           COM              122014103    52013  1038800 SH       SOLE                   980500             58300
Carmax Inc.                    COM              143130102    29583   939153 SH       SOLE                   840353             98800
Cimarex Energy Co.             COM              171798101    52599  1348687 SH       SOLE                  1114701            233986
Citigroup Inc.                 COM              172967101    99469  2213380 SH       SOLE                  1965026            248354
Comcast Corp.                  COM              20030N101     4608   136408 SH       SOLE                   124598             11810
Comcast Corp. Cl A Special     COM              20030N200   191991  5741344 SH       SOLE                  5085019            656325
Dell Inc.                      COM              24702R101   152937  3980673 SH       SOLE                  3508158            472515
Dolby Laboratories Inc Class A COM              25659T107      352    15000 SH       SOLE                    15000
Equity Residential             COM              29476L107    81447  2528635 SH       SOLE                  2263435            265200
Family Dollar Stores Inc.      COM              307000109    23052   759303 SH       SOLE                   581703            177600
Fidelity National Financial In COM              316326107     9844   298838 SH       SOLE                   297368              1470
Helmerich & Payne Inc.         COM              423452101     3182    80180 SH       SOLE                    80180
Kerr McGee                     COM              492386107     6022    76877 SH       SOLE                    69177              7700
L-3 Communications Holdings In COM              502424104   105403  1484130 SH       SOLE                  1304130            180000
Liberty Media Corporation New  COM              530718105   181511 17503423 SH       SOLE                 15352965           2150458
Liberty Media International    COM              530719103   162443  3713829 SH       SOLE                  3308706            405123
Microsoft Corp.                COM              594918104   154835  6406066 SH       SOLE                  5652116            753950
Millipore Corp.                COM              601073109     7960   183400 SH       SOLE                   174300              9100
Montpelier Re Holdings Ltd.    COM              G62185106      879    25000 SH       SOLE                    25000
Nabors Industries Ltd.         COM              G6359F103      254     4300 SH       SOLE                     4300
National Grid Transco PLC (ADR COM              636274102    39020   834650 SH       SOLE                   564150            270500
National Instruments Corp.     COM              636518102    94481  3492843 SH       SOLE                  3054343            438500
Newfield Exploration Co.       COM              651290108   145256  1956040 SH       SOLE                  1653440            302600
Noble Energy Inc.              COM              655044105   126938  1866184 SH       SOLE                  1563023            303161
Novartis AG (ADR)              COM              66987V109     2339    50000 SH       SOLE                    50000
Praxair, Inc.                  COM              74005P104    45997   961080 SH       SOLE                   943080             18000
Progressive Corp.              COM              743315103    95830  1044355 SH       SOLE                   926455            117900
Rogers Communications          COM              775109200    38156  1400734 SH       SOLE                  1152234            248500
Sanofi-Aventis (ADR)           COM              80105N105   138410  3269015 SH       SOLE                  2890015            379000
Schlumberger                   COM              806857108    13786   195600 SH       SOLE                   195600
Scottish Re Group Ltd.         COM              G7885T104    11593   514785 SH       SOLE                   482485             32300
St. Paul Travelers             COM              792860108   106840  2908790 SH       SOLE                  2538398            370392
Talk America Holdings, Inc.    COM              87426R202       97    15000 SH       SOLE                    15000
Teradyne Inc.                  COM              880770102     6290   430815 SH       SOLE                   377815             53000
Texas Instruments              COM              882508104     5042   197810 SH       SOLE                   197810
UnitedGlobalCom                COM              913247508    14488  1531500 SH       SOLE                  1469500             62000
UnitedHealth Group Inc.        COM              91324P102   222694  2334804 SH       SOLE                  2069402            265402
Vodafone Group PLC (ADR)       COM              92857W100    96125  3619175 SH       SOLE                  3424375            194800
Wachovia Corp.                 COM              929903102   152499  2995458 SH       SOLE                  2646783            348675
Waste Management Inc.          COM              94106L109   160788  5573228 SH       SOLE                  4926228            647000
White Mountains Insurance Grou COM              964126106     5839     9595 SH       SOLE                     9395               200
Willis Group Holdings Ltd.     COM              G96655108   153775  4170731 SH       SOLE                  3708531            462200